Business Combinations - Summary of Stockbased Compensation Expense Recognized in Conjunction with the Sinclair Interplanetary Acquisition (Details) - Rocket Lab USA Inc [Member] - USD ($)
$ in Thousands
	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Stockbased Compensation Expense Recognized in Conjunction with Business Acquisition [Line Items]
Allocated share based compensation	$ 2,379	$ 1,923	$ 4,218	$ 3,930
Sinclair Interplanetary [Member]
Schedule of Stockbased Compensation Expense Recognized in Conjunction with Business Acquisition [Line Items]
Allocated share based compensation	882	234	$ 934
Stock Issued in conjunction with the Acquisition [Member] | Sinclair Interplanetary [Member]
Schedule of Stockbased Compensation Expense Recognized in Conjunction with Business Acquisition [Line Items]
Allocated share based compensation	701	$ 234
Earnout Share Achievement [Member] | Sinclair Interplanetary [Member]
Schedule of Stockbased Compensation Expense Recognized in Conjunction with Business Acquisition [Line Items]
Allocated share based compensation	$ 181